Vessels and drydock - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 3,190,820
Ending balance	3,141,491
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,423,317
Additions	40,678
Fully depreciated assets	(28,216)
Ending balance	4,435,779
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,232,497)
Charge for the period	(90,007)
Fully depreciated assets	28,216
Ending balance	(1,294,288)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,076,506
Ending balance	3,004,419
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,250,399
Additions	36
Fully depreciated assets	0
Ending balance	4,250,435
Vessels | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,173,893)
Charge for the period	(72,123)
Fully depreciated assets	0
Ending balance	(1,246,016)
Drydock
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	114,314
Ending balance	137,072
Drydock | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	172,918
Additions	40,642
Fully depreciated assets	(28,216)
Ending balance	185,344
Drydock | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,604)
Charge for the period	(17,884)
Fully depreciated assets	28,216
Ending balance	$ (48,272)